GENERAL (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of subsidiaries [abstract]
SCHEDULE OF COMPANIES SUBSIDIARIES

Controlled entity	Country of Incorporation	Percentage Owned June 30, 2024	Percentage Owned December 31, 2023
Security Matters PTY Ltd. (Formerly - Security Matters Limited)	Australia	100%	100%

Lionheart III Corp	USA	100%	100%

SMX Circular Economy Platform PTE, Ltd.	Singapore	100%	100%

SMX (Security Matters) Ireland Limited	Ireland	100%	100%

SMX Fashion and Luxury	France	100%	100%

TrueSilver SMX Platform Ltd.	Canada	100%	100%

SMX (Security Matters) Israel Ltd. (Formerly - Security Matters Ltd.)	Israel	100%	100%

Security Matters Canada Ltd.	Canada	100%	100%

SMX Beverages Pty Ltd.	Australia	100%	100%

True Gold Consortium Pty Ltd.	Australia	51.9%*	51.9%*

In addition, the Company’s has the following investments in associated companies:

Entity	Country of Incorporation	Percentage Owned June 30, 2024	Percentage Owned December 31, 2023
Yahaloma Technologies Inc.	Canada	50%	50% ***

The proportion of ownership interest is equal to the proportion of voting power held.

*	Legally owned by Security Matters PTY Ltd. (formerly - Security Matters Limited). On July 2024 ownership in the subsidiary increased from 51.9% to 52.9% , see also note 9 (3).

Controlled entity	Country of Incorporation	Percentage Owned December 31, 2023		Percentage Owned December 31, 2022
Security Matters (SMX) PLC	Ireland	100%		-
Security Matters PTY Ltd. (Formerly - Security Matters Limited)	Australia	100%		-
Lionheart III Corp	USA	100%		**
SMX Circular Economy Platform PTE, Ltd.	Singapore	100%		*
SMX (Security Matters) Ireland Limited	Ireland	100%		*
SMX Fashion and Luxury	France	100%		-
TrueSilver SMX Platform Ltd.	Canada	100%		-
SMX (Security Matters) Israel Ltd. (Formerly - Security Matters Ltd.)	Israel	100%		100	%***
Security Matters Canada Ltd.	Canada	100%		100	%***
SMX Beverages Pty Ltd.	Australia	100%		100	%***
True Gold Consortium Pty Ltd.	Australia	51.9	%***	See note 6

In addition, the Company’s has the following investments in associated companies:

Entity	Country of Incorporation	Percentage Owned December 31, 2023	Percentage Owned December 31, 2022
Yahaloma Technologies Inc.	Canada	50%	50	%***

The proportion of ownership interest is equal to the proportion of voting power held.

*	Incorporated in 2023.
**	Merger occurred in March 2023 as part of the Business Combination.
***	Owned by Security Matters PTY Ltd. (formerly - Security Matters Limited) as of December 31, 2023.